Litigation - Romania (Details) - Orange Romania [member] - ROMANIA € in Millions	Feb. 15, 2011 EUR (€)
IFRS Loss contingencies [line items]
Fines imposed	€ 35
Percentage of fine deposited in escrow	30.00%